Renee E. Becker Manatt, Phelps & Phillips, LLP Direct Dial: (310) 312-4119 E-mail: rebecker@manatt.com

May 21, 2009	Client-Matter: 28791-030
Ms. Sonia Barros
Special Counsel
Division of Corporate Finance
Office of Real Estate and Business Services
Securities and Exchange Commission
100 F. Street, Mail Stop 3010
Washington, D.C. 20549

Re:	Shopoff Properties Trust, Inc. Post-Effective Amendment No. 4 File No. 333-139042
Dear Ms. Barros:
     Set forth below are the responses of our client, Shopoff Properties Trust, Inc. (the “Registrant”), to your comments of May 8, 2009, with respect to Post-Effective Amendment No. 3 to the Registrant’s registration statement on Form S-11 filed with the Securities and Exchange Commission on May 1, 2009 (the “Registration Statement”). Accompanying this letter is Post-Effective Amendment No. 4 to the Registration Statement, which includes the changes stated below and which also incorporates by reference the Registrant’s Quarterly Report on Form 10-Q for the period ended March 31, 2009.
     1. Comment: Disclose the status of the offering in terms of the number of shares sold and remaining for sale, not just in terms of the dollar amount sold.
          Response: On Page 1 of the prospectus contained in the Registration Statement (the “Prospectus”) under the heading “Prospectus Summary,” and on Page 107 of the Prospectus, under the heading “Recent Developments,” the Registrant has added the following language with regard to the status of the offering:
We commenced our ongoing initial public offering of 20,100,000 shares of common stock on August 29, 2007. As of April 30, 2009, we sold 1,842,400 shares for aggregate gross offering proceeds of approximately $17,502,800. The number of shares remaining to be sold is 157,600 shares at $9.50 and 18,100,000 shares at $10.00. We will sell shares until the close of the offering on August 29, 2009, or until the maximum offering has been sold.

11355 West Olympic Boulevard, Los Angeles, California 90064-1614 Telephone: 310.312.4000 Fax: 310.312.4224
Albany | Los Angeles | New York | Orange County | Palo Alto | Sacramento | San Francisco | Washington, D.C.

Sonia Barros
May 21, 2009

     2. Comment: The incorporation by reference to the 10-K is fine, but duplicate the “Selected Financial Data” section only into the prospectus from the 10-K.
          Response: The Registrant has included a “Selected Financial Data” section in the Prospectus which contains financial data for the quarter ended March 31, 2009 and the fiscal years ended December 31, 2008 and 2007.
     3. Comment: The existing disclosure in the prospectus with respect to the compensation paid to Shopoff Advisors and other affiliates is noted, but for clarification, duplicate and consolidate the disclosure in one place, perhaps in tabular format. State the amount of compensation that has been paid to date, broken down by type. Include compensation accrued but not yet paid.
          Response: The Registrant has inserted the following text and table on page 64 of the Prospectus under a new heading “Payments Made or Accrued.”
The following table shows the total amount of fees and expenses paid in connection with the offering, as of April 30, 2009, categorized as set forth in the table above. All amounts shown in the column “Payments Made or Accrued as of April 30, 2009,” have been paid. No amount was accrued as of that date. All amounts shown for “Organization and Offering Expenses” and “Reimbursement of Acquisition Expenses” were paid either directly to third parties, or indirectly to third parties through reimbursements made to Shopoff Advisors or its affiliates for their expenditures on our behalf.
ORGANIZATION AND OFFERING STAGE

		Payments Made or
Type of		Accrued as of April 30,
Compensation	Payee	2009
Marketing Fee	Shopoff Securities	$0
Organization and Offering Expenses	Third parties, directly, or to third parties through reimbursements to Shopoff Advisors, Shopoff Securities, or The Shopoff Group	$2,581,396

Sonia Barros
May 21, 2009

ACQUISITION STAGE

		Payments Made or
Type of		Accrued as of April 30,
Compensation	Payee	2009
Acquisition and Advisory Fees	Shopoff Advisors	$166,500
Reimbursement of Acquisition Expenses (1)	Third parties, directly, or to third parties through Shopoff Advisors or The Shopoff Group	$1,146,724
Debt Financing Fee	Shopoff Advisors	$0

(1)	Includes only acquisition expenses on properties we evaluated for acquisition, but did not acquire.
OPERATING STAGE

		Payments Made or
Type of		Accrued as of April 30,
Compensation	Payee	2009
Asset Management Fees	Shopoff Advisors	$31,443
Property Management Fees	Shopoff Management	$0
Leasing Fee	Shopoff Management	$0
Construction Fee	The Shopoff Group	$0
Subordinated Participation in Distributable Cash	Shopoff Advisors	$0

Sonia Barros
May 21, 2009

DISPOSITION / LIQUIDATION STAGE

		Payments Made or
Type of		Accrued as of April 30,
Compensation	Payee	2009
Disposition Fee	Shopoff Advisors	$150,000
Subordinated Participation in Distributable Cash	Shopoff Advisors	$0
Subordinated Incentive Listing Fee	Shopoff Advisors	$0
Subordinated Performance Fee	Shopoff Advisors	$0
          If you have any questions, please contact the undersigned at (310) 312-4119. We look forward to hearing from you.

Sincerely, Renee E. Becker

cc:	Kevin M. Bridges Mark J. Kelson, Esq.